Equity Investment Disclosure: Continuity of investment in KRD, Operations (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Continuity of investment in KRD, Operations
Year ended	2019 $	2018 $
Revenue	51,480	271,120
Expenses	(295,984)	(724,742)
Loss for the year	(244,504)	(453,622)